Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Increase in valuation allowance	$ 16.7	$ 1.7
Net operating loss carryforwards	$ 70.7	$ 11.3
Net operating loss carried forward years	17 years